Schedule of reconciliation of the fair value measurements of convertible note using significant unobservable inputs (Details) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Sep. 30, 2025 USD ($)
Platform Operator, Crypto Asset [Line Items]
Initial fair value of Convertible Notes as of September 19, 2025	$ 4,551
Change in fair value	948
Conversion to shares	(315)
Balance as of September 30, 2025	$ 5,184